Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of Income Taxes [Line Items]
Loss eligible to be carried forward upon disposal of joint venture	₩ 122,922